Schedule of investments
Delaware Ivy Natural Resources Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.78%
Sprott Physical Uranium Trust †	282,675	$ 6,028,751
Total Closed-Ended Trust (cost $3,169,263)		6,028,751

Common Stocks — 97.49%
Agricultural Products — 6.13%
Archer-Daniels-Midland	59,309	4,283,296
Bunge Global	42,764	4,317,026
Darling Ingredients †	94,461	4,707,936
		13,308,258
Aluminum — 2.67%
Alcoa	170,541	5,798,394
		5,798,394
Construction & Engineering — 2.86%
Arcosa	75,036	6,200,975
		6,200,975
Copper — 2.09%
ERO Copper †	287,280	4,542,105
		4,542,105
Diversified Metals & Mining — 13.50%
Anglo American	293,608	7,374,920
China Metal Recycling Holdings =, †	30,000,000	0
Glencore	1,842,359	11,086,621
Hudbay Minerals	1,083,560	5,981,251
Lifezone Metals †	95,010	858,891
MP Materials †	201,152	3,992,867
		29,294,550
Electrical Components & Equipment — 1.89%
GrafTech International	755,796	1,655,193
Sunrun †	124,181	2,437,673
		4,092,866
Fertilizers & Agricultural Chemicals — 7.87%
CF Industries Holdings	131,715	10,471,342
Nutrien	117,047	6,593,258
		17,064,600
Forest Products — 3.57%
Louisiana-Pacific	60,461	4,282,453
West Fraser Timber	40,358	3,452,687
		7,735,140
Gold — 15.44%
Endeavour Mining	220,049	4,928,129
Kinross Gold	1,287,290	7,788,105
Newmont	290,515	12,024,416
Wheaton Precious Metals	177,429	8,754,347
		33,494,997
Heavy Electrical Equipment — 1.01%
Net Power †	121,246	1,224,584
	Number ofshares	Value (US $)
Common Stocks (continued)
Heavy Electrical Equipment (continued)
NuScale Power †	291,934	$ 960,463
		2,185,047
Integrated Oil & Gas — 11.74%
BP ADR	174,010	6,159,954
Shell	401,538	13,161,462
Unit	142,280	6,143,650
		25,465,066
Oil & Gas Drilling — 1.48%
Valaris †	46,738	3,204,825
		3,204,825
Oil & Gas Equipment & Services — 2.47%
Schlumberger	102,824	5,350,961
		5,350,961
Oil & Gas Exploration & Production — 12.46%
Chesapeake Energy	99,319	7,641,604
Chord Energy	19,890	3,306,315
Kimbell Royalty Partners	403,506	6,072,765
Parex Resources	126,376	2,379,594
Permian Resources	283,735	3,858,796
Tourmaline Oil	84,084	3,781,416
		27,040,490
Oil & Gas Refining & Marketing — 4.30%
Valero Energy	71,830	9,337,900
		9,337,900
Oil & Gas Storage & Transportation — 0.47%
Euronav	58,270	1,027,305
		1,027,305
Paper Products — 1.53%
Sylvamo	67,626	3,321,113
		3,321,113
REIT Specialty — 3.53%
Weyerhaeuser	220,399	7,663,273
		7,663,273
Renewable Electricity — 0.54%
Spruce Power Holding †	263,485	1,164,604
		1,164,604
Specialty Chemicals — 1.94%
Corteva	87,822	4,208,430
		4,208,430
Total Common Stocks (cost $243,417,423)		211,500,899

Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	207,205	207,205
NQ- IV955 [1223] 0224 (3376093)    1

Schedule of investments
Delaware Ivy Natural Resources Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	207,205	$ 207,205
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	207,205	207,205
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	207,205	207,205
Total Short-Term Investments (cost $828,820)		828,820

Total Value of Securities—100.65% (cost $247,415,506)		218,358,470
Liabilities Net of Receivables and Other Assets—(0.65%)		(1,408,968)
Net Assets Applicable to 13,581,463 Shares Outstanding—100.00%		$216,949,502

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

2    NQ- IV955 [1223] 0224 (3376093)